Cost of sales (Tables)	12 Months Ended
Dec. 31, 2017
Cost of sales
Summary of cost of sales

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Personnel expenses	(6,414)	(3,570)	(5,386)
Material costs	(4,344)	(6,837)	(7,645)
Depreciation	(2,071)	(1,562)	(1,890)
Other expenses	(1,510)	(2,512)	(2,226)
Allowance for slow-moving inventory	515	(954)	--
Total	(13,824)	(15,435)	(17,147)